CASH AND CASH EQUIVALENTS	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS As at March 31, 2022 and December 31, 2021, the Company recorded cash and cash equivalents of $193,498 and $345,678 which consists of cash on hand and bank balances.	4. CASH AND CASH EQUIVALENTS As at June 30, 2022 and December 31, 2021, the Company recorded cash and cash equivalents of $36,334 and $345,678 which consists of cash on hand and bank balances.	4. CASH AND CASH EQUIVALENTS As at September 30, 2022 and December 31, 2021, the Company recorded cash and cash equivalents of $14,850 and $345,678 which consists of cash on hand and bank balances.	4. CASH AND CASH EQUIVALENTS As at December 31, 2021, the Company recorded cash and cash equivalents of $345,678 which consists of cash on hand and bank balances.